Intangible Assets Subject to Amortization (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Patent rights USD ($)	Mar. 31, 2011 Patent rights JPY (¥)	Mar. 31, 2010 Patent rights JPY (¥)	Mar. 31, 2011 Proprietary technology USD ($)	Mar. 31, 2011 Proprietary technology JPY (¥)	Mar. 31, 2010 Proprietary technology JPY (¥)	Mar. 31, 2011 Customer relationships USD ($)	Mar. 31, 2011 Customer relationships JPY (¥)	Mar. 31, 2010 Customer relationships JPY (¥)	Mar. 31, 2011 Software USD ($)	Mar. 31, 2011 Software JPY (¥)	Mar. 31, 2010 Software JPY (¥)	Mar. 31, 2011 Intangible assets and other fair value adjustments USD ($)	Mar. 31, 2011 Intangible assets and other fair value adjustments JPY (¥)	Mar. 31, 2010 Intangible assets and other fair value adjustments JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	$ 369,597	¥ 30,732,000	¥ 17,511,000	$ 11,233	¥ 934,000	¥ 707,000	$ 21,467	¥ 1,785,000	¥ 1,931,000	$ 200,481	¥ 16,670,000	¥ 6,325,000	$ 102,898	¥ 8,556,000	¥ 6,694,000	$ 33,518	¥ 2,787,000	¥ 1,854,000
Accumulated amortization	$ 99,651	¥ 8,286,000	¥ 6,519,000	$ 5,075	¥ 422,000	¥ 302,000	$ 8,948	¥ 744,000	¥ 617,000	$ 28,094	¥ 2,336,000	¥ 1,677,000	$ 46,061	¥ 3,830,000	¥ 3,213,000	$ 11,473	¥ 954,000	¥ 710,000